BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Losses per Share
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2025	2024	2023
Numerator:

Net loss for basic and diluted loss per share	$(55,807)	$(111,754)	$(114,208)

Denominator:

Weighted average number of Class A Ordinary shares used in computing basic and diluted net loss per share	32,140,321	15,933,291	10,087,691

Basic and diluted net loss per Class A Ordinary shares	$(1.74)	$(7.01)	$(11.32)